Retirement Plans (Tables)	12 Months Ended
Sep. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Plan Assets by Asset Category
The Company’s plan assets at September 30, 2016 and 2015, by asset category, are as follows (in millions):

		Fair Value Measurements Using:
Asset Category	Total as of September 30, 2016	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Pension

Cash	$38	$38	$—	$—

Equity Securities
Large-Cap	692	499	193	—
Small-Cap	267	252	15	—
International - Developed	655	566	89	—

Fixed Income Securities
Government	345	280	65	—
Corporate/Other	950	633	317	—

Total Investments in the Fair Value Hierarchy	2,947	$2,268	$679	$—

Investments Measured at Net Asset Value, as Practical Expedient:
Real Estate Investments Measured at Net Asset Value *	346

Total Plan Assets	$3,293

Non-U.S. Pension

Cash	$90	$90	$—	$—

Equity Securities
Large-Cap	317	152	165	—
International - Developed	453	160	293	—
International - Emerging	19	19	—	—

Fixed Income Securities
Government	864	452	412	—
Corporate/Other	561	385	176	—

Hedge Fund	169	—	169	—

Real Estate	11	11	—	—
Total Investments in the Fair Value Hierarchy	2,484	$1,269	$1,215	$—

Investments Measured at Net Asset Value, as Practical Expedient:
Real Estate Investments Measured at Net Asset Value *	52

Total Plan Assets	$2,536

Postretirement

Cash	$7	$7	$—	$—

Equity Securities
Large-Cap	31	31	—	—
Small-Cap	10	10	—	—
International - Developed	23	23	—	—
International - Emerging	12	12	—	—

Fixed Income Securities
Government	23	23	—	—
Corporate/Other	65	65	—	—

Commodities	12	12	—	—

Real Estate	13	13	—	—

Total Plan Assets	$196	$196	$—	$—

		Fair Value Measurements Using:
Asset Category	Total as of September 30, 2015	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. Pension

Cash	$75	$75	$—	$—

Equity Securities
Large-Cap	500	500	—	—
Small-Cap	235	235	—	—
International - Developed	472	472	—	—

Fixed Income Securities
Government	248	217	31	—
Corporate/Other	753	615	138	—

Total Investments in the Fair Value Hierarchy	2,283	$2,114	$169	$—

Investments Measured at Net Asset Value, as Practical Expedient:
Real Estate Investments Measured at Net Asset Value *	323

Total Plan Assets	$2,606

Non-U.S. Pension

Cash	$98	$98	$—	$—

Equity Securities
Large-Cap	68	68	—	—
International - Developed	104	104	—	—
International - Emerging	16	16	—	—

Fixed Income Securities
Government	441	319	122	—
Corporate/Other	220	192	28	—

Hedge Fund	172	—	172	—

Real Estate	7	7	—	—

Total Investments in the Fair Value Hierarchy	1,126	$804	$322	$—

Investments Measured at Net Asset Value, as Practical Expedient:
Real Estate Investments Measured at Net Asset Value *	51

Total Plan Assets	$1,177

Postretirement

Cash	$10	$10	$—	$—

Equity Securities
Large-Cap	30	30	—	—
Small-Cap	10	10	—	—
International - Developed	22	22	—	—
International - Emerging	10	10	—	—

Fixed Income Securities
Government	22	22	—	—
Corporate/Other	67	67	—	—

Commodities	12	12	—	—

Real Estate	11	11	—	—

Total Plan Assets	$194	$194	$—	$—

Accumulated Benefit Obligations and Reconciliations of Changes in Projected Benefit Obligation, Changes in Plan Assets and Funded Status
The table that follows contains the ABO and reconciliations of the changes in the PBO, the changes in plan assets and the funded status (in millions):

	Pension Benefits				Postretirement Benefits
	U.S. Plans		Non-U.S. Plans
September 30,	2016	2015	2016	2015	2016	2015

Accumulated Benefit Obligation	$4,118	$2,985	$3,359	$1,388	$—	$—

Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year	3,022	2,875	1,447	1,572	211	224
Service cost	16	31	30	25	2	3
Interest cost	104	122	44	46	6	9
Plan participant contributions	—	—	1	1	6	6
Benefit obligations assumed in Tyco acquisition	974	—	1,635	—	30	—
Other acquisitions	—	—	279	—	2	—
Divestitures	—	—	—	(18)	—	—
Actuarial loss	355	203	295	7	5	—
Benefits and settlements paid	(301)	(209)	(116)	(65)	(22)	(24)
Estimated subsidy received	—	—	—	—	1	1
Curtailment	—	—	—	(5)	—	—
Other	(1)	—	(1)	43	1	(4)
Currency translation adjustment	—	—	(92)	(159)	—	(4)

Projected benefit obligation at end of year	$4,169	$3,022	$3,522	$1,447	$242	$211

Change in Plan Assets
Fair value of plan assets at beginning of year	$2,606	$2,504	$1,177	$1,201	$194	$219
Actual return on plan assets	267	(4)	113	48	17	(9)
Plan assets acquired in Tyco acquisition	705	—	1,149	—	—	—
Other acquisitions	—	—	180	—	—	—
Divestitures	—	—	—	(10)	—	—
Employer and employee contributions	16	315	121	81	7	8
Benefits paid	(124)	(201)	(59)	(55)	(22)	(24)
Settlement payments	(177)	(8)	(57)	(10)	—	—
Other	—	—	—	39	—	—
Currency translation adjustment	—	—	(88)	(117)	—	—

Fair value of plan assets at end of year	$3,293	$2,606	$2,536	$1,177	$196	$194

Funded status	$(876)	$(416)	$(986)	$(270)	$(46)	$(17)

Amounts recognized in the statement of financial position consist of:
Prepaid benefit cost - continuing operations	$21	$16	$25	$20	$53	$37
Prepaid benefit cost - discontinued operations	1	1	7	10	—	—
Accrued benefit liability - continuing operations	(896)	(432)	(832)	(184)	(95)	(52)
Accrued benefit liability - discontinued operations	(2)	(1)	(186)	(116)	(4)	(2)

Net amount recognized	$(876)	$(416)	$(986)	$(270)	$(46)	$(17)

Weighted Average Assumptions (1)
Discount rate (2)	3.70%	4.40%	1.90%	3.15%	3.30%	3.75%
Rate of compensation increase	3.20%	3.25%	2.75%	3.00%	NA	NA

(1)	Plan assets and obligations are determined based on a September 30 measurement date at September 30, 2016 and 2015.

(2)
The Company considers the expected benefit payments on a plan-by-plan basis when setting assumed discount rates. As a result, the Company uses different discount rates for each plan depending on the plan jurisdiction, the demographics of participants and the expected timing of benefit payments. For the U.S. pension and postretirement plans, the Company uses a discount rate provided by an independent third party calculated based on an appropriate mix of high quality bonds. For the non-U.S. pension and postretirement plans, the Company consistently uses the relevant country specific benchmark indices for determining the various discount rates.

At September 30, 2015, the Company changed the method used to estimate the service and interest components of net periodic benefit cost for pension and other postretirement benefits for plans that utilize a yield curve approach. This change compared to the previous method results in different service and interest components of net periodic benefit cost (credit). Historically, the Company estimated these service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. The Company elected to utilize a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. The Company made this change to provide a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. This change does not affect the measurement of the total benefit obligations or annual net periodic benefit cost (credit) as the change in the service and interest costs is completely offset in the net actuarial (gain) loss reported. The change in the service and interest costs was not significant. The Company accounted for this change as a change in accounting estimate.

Amounts in Accumulated Other Comprehensive Income, Exclusive of Tax Impacts, that have not yet been Recognized as Components of Net Periodic Benefit Cost
The amounts in AOCI on the consolidated statements of financial position, exclusive of tax impacts, that have not yet been recognized as components of net periodic benefit cost at September 30, 2016 are as follows (in millions):

	Pension Benefits	Postretirement Benefits
Accumulated other comprehensive loss
Net transition asset	$1	$—
Net prior service cost	4	—
Total	$5	$—

Amounts in Accumulated Other Comprehensive Income Expected to be Recognized as Components of Net Periodic Benefit Cost over Next Fiscal Year
The amounts in AOCI expected to be recognized as components of net periodic benefit cost over the next fiscal year are shown below (in millions):

	Pension Benefits	Postretirement Benefits
Amortization of:
Net transition obligation	$—	$—
Net prior service cost	1	—
Total	$1	$—

Components of Net Periodic Benefit Cost
The table that follows contains the components of net periodic benefit cost (in millions):

	Pension Benefits						Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
Year ended September 30,	2016	2015	2014	2016	2015	2014	2016	2015	2014
Components of Net Periodic Benefit Cost (Credit):
Service cost	$16	$31	$70	$30	$32	$38	$2	$3	$5
Interest cost	104	122	138	44	57	71	6	9	12
Expected return on plan assets	(191)	(181)	(207)	(61)	(71)	(75)	(10)	(12)	(12)
Net actuarial (gain) loss	268	387	126	237	14	172	(2)	21	(24)
Amortization of prior service cost (credit)	—	—	1	1	(1)	(1)	(1)	(1)	(7)
Curtailment gain	—	—	—	—	(15)	(2)	—	—	—
Settlement loss	11	1	15	6	—	1	—	—	—

Net periodic benefit cost (credit)	208	360	143	257	16	204	(5)	20	(26)
Net periodic benefit (cost) credit related to discontinued operations	(1)	(1)	(1)	(111)	1	(107)	(1)	(1)	7

Net periodic benefit cost (credit) included in continuing operations	$207	$359	$142	$146	$17	$97	$(6)	$19	$(19)

Expense Assumptions:
Discount rate	4.40%	4.35%	4.90%	3.10%	3.00%	3.60%	3.75%	4.35%	4.90%
Expected return on plan assets	7.50%	7.50%	8.00%	4.50%	4.50%	4.75%	5.45%	5.75%	5.80%
Rate of compensation increase	3.25%	3.25%	3.30%	3.30%	2.60%	2.60%	NA	NA	NA

Summary of Changes in Fair Value of Assets Measured Using Significant Unobservable Inputs (Level 3)
The following sets forth a summary of changes in the fair value of assets measured using significant unobservable inputs (Level 3) (in millions):

Hedge Funds
U.S. Pension

Asset value as of September 30, 2014	$4

Additions net of redemptions	(3)
Realized gain (loss)	(1)
Unrealized gain	—

Asset value as of September 30, 2015	$—

Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Payments from Plans
In fiscal 2016, total employer contributions to the defined benefit pension plans were $136 million, of which $34 million were voluntary contributions made by the Company. The Company expects to contribute approximately $326 million in cash to its defined benefit pension plans in fiscal 2017 including $247 million due to change-in-control provisions triggered by the Tyco Merger. Projected benefit payments from the plans for continuing and discontinued operations as of September 30, 2016 are estimated as follows (in millions):

2017	$569
2018	321
2019	332
2020	337
2021	344
2022-2026	1,879

Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Payments from Plans
In fiscal 2016, total employer and employee contributions to the postretirement plans were $7 million. The Company expects to contribute approximately $4 million in cash to its postretirement plans in fiscal 2017. Projected benefit payments from the plans for continuing and discontinued operations as of September 30, 2016 are estimated as follows (in millions):

2017	$21
2018	21
2019	21
2020	21
2021	20
2022-2026	86